Summary of Significant Accounting Policies - Schedule of Balances From Contracts with Customers (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts receivable - Begining of year	$ 600	$ 938
Unbilled accounts receivable - Beginning of year	827	33
Deferred revenue - Begining of year	500	821
Accounts receivable - End of year	1,341	600
Unbilled accounts receivable - End of year	597	827
Deferred revenue - End of year	$ 744	$ 500